LEASES (Details)		12 Months Ended
	Dec. 31, 2019 segment	Dec. 31, 2019 USD ($)
LEASES
Number of operating leases | segment	7
Weighted average remaining lease term	13 years 5 months 8 days	13 years 5 months 8 days
Weighted average discount rates	4.75%	4.75%
Rent expense		$ 906,670
Variable lease costs		0
Sublease income for leased assets		$ 0